Other Current Monetary Assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Current Monetary Assets [Abstract]
Other Current Monetary Assets
14.	OTHER CURRENT MONETARY ASSETS

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Time deposits and negotiable certificates of deposit with maturities of more than three months	$4,054	$8,157
Others	1,254	1,347
	$5,308	$9,504

The annual yield rates of time deposits and negotiable certificates of deposit with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2017	2018
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.06%-4.15%	0.03%-3.05%